Note 14 - Parent Company Statements - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net Income	$ 4,481	$ 4,153
Net marketable equity security losses	55	78
Net Cash Provided By Operating Activities	5,609	5,784
Cash Flows from Investing Activities
Proceeds from maturities of available-for-sale securities	16,006	29,295
Net Cash Provided By Investing Activities	(40,060)	(7,067)
Cash Flows from Financing Activities
Sale of treasury stock	0	102
Dividends paid	(2,695)	(2,615)
Net Cash Used In Financing Activities	31,424	2,949
Net Increase in Cash and Cash Equivalents	(3,027)	1,666
Cash and Cash Equivalents, Beginning of Year	12,206	10,540
Cash and Cash Equivalents, End of Year	9,179	12,206
Parent Company [Member]
Cash Flows from Operating Activities
Net Income	4,481	4,153
Equity in undistributed earnings of subsidiary	(1,790)	(1,557)
Net marketable equity security losses	55	78
Other, net	(16)	(16)
Net Cash Provided By Operating Activities	2,730	2,658
Cash Flows from Investing Activities
Proceeds from maturities of available-for-sale securities	0	486
Net Cash Provided By Investing Activities	0	486
Cash Flows from Financing Activities
Sale of treasury stock	0	102
Dividends paid	(2,695)	(2,615)
Net Cash Used In Financing Activities	(2,695)	(2,513)
Net Increase in Cash and Cash Equivalents	35	631
Cash and Cash Equivalents, Beginning of Year	2,095	1,464
Cash and Cash Equivalents, End of Year	$ 2,130	$ 2,095